Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) (USD $)	3 Months Ended								9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Available To Common Shareholders
Net Income	$ 1,321,000	$ 1,711,000	$ 1,477,000	$ 1,302,000	$ 1,219,000	$ 1,022,000	$ 879,000	$ 671,000	$ 4,508,220	$ 3,119,793	$ 1,954,949	$ 5,810,740	$ 3,791,162	$ 2,384,896
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	330,000	440,000	440,000	440,000
Income	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 4,178,220	$ 2,789,793	$ 1,624,949	$ 5,370,740	$ 3,351,162	$ 1,944,896